SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Credit Risk and Significant Vendors (Details)	12 Months Ended
Jun. 30, 2022
Accounts payable | Vendor concentration risk | Kabushiki Kaisha Kenshin
Concentration of Credit Risk and Significant Vendors
Concentration risk (in percent)	20.00%